Accounts Payable and Other Accrued Expenses - Schedule of Accounts Payable and Other Accrued Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable and Other Accrued Expenses [Abstract]
Accounts payable	$ 19,027,559	$ 9,666,387
Other accrued expenses:
Accrued compensation and benefits expenses	32,128,414	23,780,237
Accrued marketing and branding expenses	17,873,191	9,937,744
Accrued data and cloud services fee	3,713,207	2,029,746
Contingent liabilities	5,356,905	2,206,905
Professional fees payable	4,456,441	4,185,803
Security deposit	1,820,000	1,847,861
Taxes payable	11,569,331	2,274,769
Other	6,238,329	5,150,347
Total	$ 102,183,377	$ 61,079,799